Vehicles, net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Summary of company's vehicles, net
The Company’s vehicles, net balance consists of the following (in thousands):

	March 31, 2022	December 31, 2021
Deployed vehicles	$111,886	$93,192
Undeployed vehicles	76,304	46,867
Spare parts	24,066	10,009
Less: Accumulated depreciation	(39,072)	(31,119)

Total vehicles, net	$173,184	$118,949

The Company’s vehicles, net consists of the following (in thousands):

	December 31,
	2021	2020
Deployed vehicles	$93,192	$69,944
Undeployed vehicles	46,867	24,676
Spare parts	10,009	15,000
Less: Accumulated depreciation	(31,119)	(28,515)

Total vehicles, net	$118,949	$81,105